[Janus Letterhead]
December 22, 2014
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 213 and Amendment No. 196 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b) of Regulation C under the 1933 Act to update financial information and make certain non-material changes. The prospectuses and statements of additional information (“SAIs”) included in Post-Effective Amendment No. 209 filed on November 10, 2014 and Post-Effective Amendment No. 210, filed on November 17, 2014, are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and class:

Series	Class
INTECH U.S. Managed Volatility Fund	Class D Shares
The Registrant has marked the individual prospectus and SAI comprising the Amendment to show changes made since Post-Effective Amendment No. 207, filed on October 21, 2014 and Post-Effective Amendment No. 208, filed on October 28, 2014, as applicable.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on December 22, 2014, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 394-7310 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Mary Clarke-Pearson
Mary Clarke-Pearson
Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz, Esq. Richard C. Noyes, Esq. Asen Parachkevov, Esq. Donna Brungardt